Digital Assets (Details) - Schedule of Movement for Digital Assets - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Movement for Digital Assets [Line Items]
Beginning balance			$ 8,011	$ 8,011
Ending balance			18,336
Digital assets received from customers for products and services			100,261
Revenue generated from Bitcoin self-mining operation			55,911
Converted (to)/from other digital assets or fiat cash, net			(111,207)
Costs and expenses (paid)/prepaid in digital assets			(38,137)
Impairment on Bitcoins			(3,924)
Realized gain on sale/exchange of Bitcoins			7,421
Previously Reported [Member]
Schedule of Movement for Digital Assets [Line Items]
Adoption of ASU 2023-08	$ 6,436			6,436
Beginning balance	43,978	$ 50,414
Ending balance	50,414	106,636		50,414
Digital assets received from customers for products and services		165,424
Revenue generated from Bitcoin self-mining operation		111,130
Converted (to)/from other digital assets or fiat cash, net		(116,632)
Costs and expenses (paid)/prepaid in digital assets		(122,079)
Unrealized fair value changes		(4,603)
Realized gain on sale/exchange of Bitcoins		22,982
BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance			7,938	7,938
Ending balance			18,266
Digital assets received from customers for products and services			15,040
Revenue generated from Bitcoin self-mining operation			55,911
Converted (to)/from other digital assets or fiat cash, net			(52,076)
Costs and expenses (paid)/prepaid in digital assets			(12,044)
Impairment on Bitcoins			(3,924)
Realized gain on sale/exchange of Bitcoins			7,421
BTC [Member] | Previously Reported [Member]
Schedule of Movement for Digital Assets [Line Items]
Adoption of ASU 2023-08	6,436
Beginning balance	43,896	50,332
Ending balance	50,332	106,030		50,332
Digital assets received from customers for products and services		98,832
Revenue generated from Bitcoin self-mining operation		111,130
Converted (to)/from other digital assets or fiat cash, net		(55,796)
Costs and expenses (paid)/prepaid in digital assets		(116,622)
Unrealized fair value changes		(4,608)
Realized gain on sale/exchange of Bitcoins		22,762
USDT [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance			56	56
Ending balance			48
Digital assets received from customers for products and services			85,084
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net			(58,998)
Costs and expenses (paid)/prepaid in digital assets			(26,094)
Impairment on Bitcoins
Realized gain on sale/exchange of Bitcoins
USDT [Member] | Previously Reported [Member]
Schedule of Movement for Digital Assets [Line Items]
Adoption of ASU 2023-08
Beginning balance	61	61
Ending balance	61	489		61
Digital assets received from customers for products and services		66,582
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net		(60,842)
Costs and expenses (paid)/prepaid in digital assets		(5,534)
Unrealized fair value changes		2
Realized gain on sale/exchange of Bitcoins		220
Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance			17	17
Ending balance			22
Digital assets received from customers for products and services			137
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net			(133)
Costs and expenses (paid)/prepaid in digital assets			1
Impairment on Bitcoins
Realized gain on sale/exchange of Bitcoins
Others [Member] | Previously Reported [Member]
Schedule of Movement for Digital Assets [Line Items]
Adoption of ASU 2023-08
Beginning balance	21	21
Ending balance	$ 21	117		$ 21
Digital assets received from customers for products and services		10
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net		6
Costs and expenses (paid)/prepaid in digital assets		77
Unrealized fair value changes		3
Realized gain on sale/exchange of Bitcoins